Taxes on Income (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of unrecognized tax benefits [Abstract]
Balance at the beginning of the year	$ 7,646	$ 5,835
Acquisition of subsidiaries		1,057
Increase in tax positions	2,731	2,487
Decrease in tax positions	(1,457)	(1,733)
Balance at the end of the year	$ 8,920	$ 7,646